Stock Warrants (Details) - Schedule of changes in fair value of the warrants - Public and Private Placement Warrants [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Private Placement Warrants
Initial Measurement, September 22, 2021		$ 29,466
Mark-to-market adjustment	$ (3,910)	(21,206)
Warrants payable balance, December 31, 2021		$ 8,260